Summary of Significant Accounting Policies - Schedule of Capital Commitments (Details) - USD ($)	Jun. 30, 2025	Dec. 31, 2024
Schedule of Capital Commitments [Line Items]
No later than 1 year	$ 4,685,269
Total	$ 4,685,269